UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 51,080	$ 77,339
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49,908	45,174
Recognition of deferred tax liability	1,125	0
Release of deferred tax asset	2,251	2,490
Amortization of deferred charges	6,442	3,505
Drydocking expenditure	(1,600)	(8,684)
Foreign exchange (losses)/gains	(257)	89
Interest element included in obligations under capital leases	(1,498)	127
Change in assets and liabilities, net of effects from purchase of subsidiaries:
Trade accounts receivable	(183)	(16,302)
Inventories	173	(1,063)
Prepaid expenses, accrued income and other assets	2,252	(82)
Amount due to/from related companies	(22,839)	3,101
Trade accounts payable	(1,588)	5,387
Accrued expenses	5,310	(5,688)
Restricted cash	(62)	0
Other current liabilities	31,667	(11,031)
Net cash provided by operating activities	122,181	94,362
INVESTING ACTIVITIES
Additions to vessels and equipment	0	(2,147)
Deposit made in connection with the Golar Tundra acquisition	(107,247)	0
Acquisition of subsidiaries, net of cash acquired	0	(5,971)
Restricted cash	0	(145)
Net cash used in investing activities	(107,247)	(8,263)
FINANCING ACTIVITIES
Repayment of debt, including debt due to a related parties	(720,658)	(460,287)
Proceeds from long-term debt	815,000	420,000
Dividend paid to non-controlling interest	(6,000)	(5,000)
Cash distributions paid	(76,398)	(75,833)
Financing costs paid	(13,521)	(4,479)
Restricted cash and short-term investments	7,648	0
Common units buy-back and cancellation	(495)	0
Net cash provided by/(used in) financing activities	5,576	(125,599)
Net increase/(decrease) in cash and cash equivalents	20,510	(39,500)
Cash and cash equivalents at beginning of period	40,686	98,998
Cash and cash equivalents at end of period	$ 61,196	$ 59,498